Share Capital (Tables)	3 Months Ended
Mar. 31, 2026
Share Capital
Schedule of Weighted Average Assumptions Were Used for the Black-Scholes Valuation of Stock Options Granted	The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Three months ended March 31,
	2026	2025
Expected stock price volatility	76%	113%
Risk-free interest rate	3.94%	4.00%
Dividend yield	—	—
Expected life of Options	5 years	5 years
Stock price on date of grant	$3.23	$1.33
Exercise price	$3.23	$1.33
Forfeiture rate	—	—

Summary of Stock Option Transactions

The following table summarizes the Option activity for the three months ended March 31, 2026:

	Number of Options	Weighted average exercise price
December 31, 2025	11,678,698	$2.40
Options granted	1,167,981	3.23
Options exercised	(685,000)	2.83
March 31, 2026	12,161,679	$2.46

Summary of Stock Options Outstanding and Exercisable

The following table summarizes Options outstanding and exercisable as of March 31, 2026:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$4.78	200,000	0.30	$4.78	200,000	$4.78
$4.94	200,000	0.93	$4.94	200,000	$4.94
$6.52	170,000	0.96	$6.52	170,000	$6.52
$7.45	100,000	1.03	$7.45	100,000	$7.45
$3.77	2,690,000	2.03	$3.77	2,690,000	$3.77
$3.85	150,000	2.15	$3.85	150,000	$3.85
$2.97	750,000	2.49	$2.97	583,332	$2.97
$1.07	100,000	3.05	$1.07	50,000	$1.07
$1.13	1,063,394	3.36	$1.13	354,465	$1.13
$1.36	2,000,000	3.42	$1.36	1,333,334	$1.36
$1.42	863,852	3.72	$1.42	487,951	$1.42
$1.35	1,598,853	3.99	$1.35	732,951	$1.35
$1.27	557,599	4.00	$1.27	185,866	$1.27
$1.78	300,000	4.23	$1.78	—	$1.78
$2.92	250,000	4.39	$2.92	100,000	$2.92
$3.23	1,167,981	5.00	$3.23	—	$3.23
	12,161,679	3.20	$2.46	7,337,899	$2.82

Summary of RSU and DSU Activity

The following table summarizes the RSU activity for the three months ended March 31, 2026:

	Number of RSUs	Weighted average grant date fair value(1)
December 31, 2025	2,491,231	$1.27
Granted	802,543	3.23
Vested	(495,612)	1.33
March 31, 2026	2,798,162	$1.82
(1)
Grant-date fair value represents the closing market price of the Company’s common shares on the date of grant.

The following table summarizes the DSU activity for the three months ended March 31, 2026:

	Number of DSUs	Weighted average grant date fair value(1)
December 31, 2025	1,993,725	$2.36
Granted	216,720	3.23
Conversion of DSUs to common shares	(55,762)	1.35
March 31, 2026	2,154,683	$2.47
(1)
Grant-date fair value represents the closing market price of the Company’s common shares on the date of grant.

Summary of Share-based Compensation Recorded for Each Type of Award	Share-based compensation recorded for each type of award is as follows (in thousands):

	Three months ended March 31,
	2026	2025
Options	$680	$888
RSUs	425	344
DSUs	160	188
Total	$1,265	$1,420